Summary of Significant Accounting Policies Changes in accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Consolidation
Consolidation
The Company’s consolidated financial statements comprise IDEX Biometrics ASA and companies in which IDEX Biometrics ASA has a controlling interest. Controlling interest means that IDEX is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Intercompany transactions, balances, revenues and expenses and unrealized internal profit or losses are eliminated upon consolidation.

Revenue
Revenue
Revenue from contracts with customers is recognized upon satisfaction of the performance obligations for the transfer of goods and services. The revenue amounts that are recognized reflect the consideration to which IDEX is entitled to. Service revenue from services is recognized over time pursuant to the terms and conditions in the agreements. Payment for delivery of products and services is generally due within
30-45
days from delivery or occasionally due in advance. The Company does not have any significant financing components or obligations for warranties, returns, or refunds.
When a contract contains multiple, distinct performance obligations, the transaction price is allocated to each performance obligation based on relative stand-alone selling prices. The Company has historically had directly observable stand-alone selling prices in such contracts. In contracts covering both services and sale of products, the Company has evaluated the development service and the sale of products as distinct performance obligations.
Sale of products
: The Company sells completed biometric fingerprint sensors or modules to its customers. Each sensor or module contains embedded software. The hardware and the embedded software are interdependent – that is, each needs the other to provide the intended function to the customer. Revenue is recognized at the point in time in which the customer obtains control of the products, which normally is when title passes at point of delivery, based on the contractual terms of the agreements.
Development and other engineering services
: The Company provides development and engineering services to its customers. Revenue from services is recognized over time, where progress and recognition of services performed is measured based on completion of multiple results-based substantive contractual milestones and acceptance clauses being met. The variable consideration related to these milestones and acceptance clauses meets the criteria to be constrained from the transaction price until the related uncertainty is resolved, when it is probable that a significant reversal of revenue will not occur.
Trade receivables
A receivable is recognized for the unconditional consideration that is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). The Company uses the simplified approach measuring expected credit losses.
Purchases, net of inventory variation
Purchases, net of inventory variation, primarily consist of the cost of raw materials, contract manufacturing, and transportation, net of inventory variation.

Foreign currencies
Foreign currencies
The Company’s consolidated financial statements are presented in U.S. dollars. IDEX elected to change its presentation currency from Norwegian krone (NOK) to U.S. dollars with effect from January 1, 2020. This change was made as the Company expanded its global investor base and became listed on the U.S. OTC market, and began preparations for a listing on the Nasdaq Capital Market. Figures have been re-presented
from January 1, 2018 to reflect the change in presentation currency. The change in presentation currency does not impact the valuation of assets, liabilities, equity or any ratios between these measures.
The functional currency for the foreign subsidiaries is their local currency. Assets and liabilities in foreign operations, including goodwill and fair value adjustments, are translated into U.S. dollars, being the Company’s presentation currency, using the exchange rates on the consolidated statement of financial position date. Equity transactions in the parent company, whose functional currency was NOK through December 31, 2020, has been converted to the presentation currency using the historical exchange rates for each transaction date. Income and expenses are translated into U.S. dollars using the average exchange rates for the period presented, with certain significant transactions translated using the rate on the transaction date.
Foreign exchange differences arising on translation from functional currency to presentation currency are recognized separately in other comprehensive income (OCI). Translation differences previously recognized in comprehensive income are reversed and recognized in the net result of the year if and when the foreign operations are disposed of.

Research and development (R&D) expenses
Research and development (R&D) expenses
Research costs are expensed as incurred. Development expenses that do not meet the criteria of capitalization are expensed as incurred. Development expenses are capitalized when it is probable that IDEX will realize future economic benefits from the asset, IDEX has committed itself to complete the asset, the technically feasibility of completing the asset has been demonstrated, and that the cost can be measured reliably. The assets are amortized over their expected useful life once the asset is available for use. Maintenance and training costs are expensed as incurred. Research and development expenses consist primarily of consumed materials costs and certain outsourced development costs. Payroll costs related to research and development employees are classified as payroll expenses as opposed to research and development expenses on the consolidated statements of profit and loss.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is held at cost less accumulated depreciation and impairment charges. When assets are sold or retired the assets are derecognized. Any gain or loss on the sale or retirement is recognized in the consolidated statements of profit and loss.
The capitalized amount of property, plant and equipment is the purchase price including freight, installation, duties, taxes and direct acquisition costs related to making the asset ready for use. Costs related to training and commissioning are expensed as incurred. Subsequent costs, such as repair and maintenance expenses, are recognized in the consolidated statements of profit and loss as incurred. Subsequent enhancements giving future economic benefits are recognized in the consolidated statements of financial position as additions to property, plant and equipment.
The assets are depreciated using the straight-line method over each asset’s useful life. The depreciation period and method are assessed each year to ensure that the method and period used is consistent with the status of the non-current
asset. The same applies to the residual value.

Intangible assets and goodwill
Intangible assets and goodwill
Acquired identifiable intangible assets are held at cost less accumulated amortization and impairment charges. Goodwill recognized is the difference between the consideration paid and net value of identifiable assets acquired and held, less impairment charges.

Impairment of intangible assets, fixed assets and other non-current assets
Impairment of intangible assets, fixed assets and other
non-current
assets
An assessment of impairment losses on
non-current
assets is made when there is an indication of a decrease in value. Goodwill is tested at minimum annually. If an asset’s carrying amount is higher than the asset’s recoverable amount, an impairment loss will be recognized in the consolidated statements of profit and loss. The recoverable amount is the higher of the fair value less costs to sell and the discounted cash flow from continued use. The fair value less costs to sell is the net amount that can be obtained from a sale to an independent third party. The recoverable amount is determined separately for each asset. IDEX has one operating segment, fingerprint imaging and recognition technology.

Impairment losses recognized in the consolidated statements of profit and loss for previous periods are reversed when such is evidenced. Reversal is limited to the lower of the updated recoverable amount and the carrying amount that would have been recognized had no impairment losses been recognized for the asset in prior years. Impairment charges on goodwill are not reversed.

Inventory	Inventory Inventory, consisting of raw materials, work in progress and finished goods, is held at the lower of average full acquisition cost and net realizable value.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less.

Accounts payable	Accounts payable Payables are carried at amortized cost. The interest element is disregarded if it is insignificant.

Finance cost	Finance cost Finance cost consist of interest expenses and net currency losses.

Finance income	Finance income Finance income consist of interest income.

Provisions
Provisions
Provisions are recognized when and only when the Company has a present obligation (legal or constructive) as a result of events that have taken place and it is more probable than not that a financial settlement will take place as a result of the event(s), and that the amount can be measured reliably. Provisions are reviewed on each consolidated statement of financial position date and the amount adjusted to the best estimate of the liability. When the effect of time is significant, the provision is measured at the present value of future payments. Any increase in the provision due to time is recorded as interest expense.

Income taxes
Income taxes
The income tax expense consists of the tax payable and changes in deferred tax. Deferred tax has been calculated at the applicable tax rate on the temporary differences between the recorded and tax values, as well as on any tax loss carryforward at the consolidated statement of financial position date. Any temporary differences increasing or decreasing tax that will or may reverse in the same period, have been netted.
A deferred tax asset will be recognized when it is probable that the Company will have a sufficient profit for tax purposes to apply the tax loss carryforward. At each consolidated statement of financial position date, IDEX reviews its deferred tax assets and the amount to be recognized or not. The Company recognizes an unrecognized deferred tax asset to the extent that is has become probable that the Company can utilize the deferred tax asset. Similarly, the Company will reduce its deferred tax asset to the extent that it can no longer utilize it. Deferred tax and deferred tax assets are calculated at the expected future tax rates. The effect of time is not taken into account.

Other taxes
Other taxes
Any other taxes such as turnover taxes, and other taxes that are unrelated to taxable income or profit, are reported on the other operating expense line of the consolidated statements of profit and loss, and not on the income tax line.

Contingent liabilities and assets
Contingent liabilities and assets
Contingent liabilities are possible liabilities resulting from past events whose existence depends on future events, liabilities that are not recognized because it is not probable that they will lead to an outflow of resources, and liabilities that cannot be measured with sufficient reliability. Contingent liabilities are not recognized in the consolidated financial statements but will be disclosed in the notes as appropriate.
Contingent assets are not recognized in the consolidated financial statements but are disclosed in the notes if it is probable that a benefit will accrue to IDEX.

Share-based compensation
Share-based compensation
Subscription rights granted to employees and others are recognized as equity-settled share-based compensation, with the employer’s tax cost recognized as a cash-settled element. The cost of equity-settled compensation is the fair value at grant, which is charged to the consolidated statements of profit and loss as earned over the vesting period(s). The fair value is determined using the Black-Scholes option pricing model. The accrued employer’s tax liability is calculated on the earned intrinsic value of the subscription rights. The liability is remeasured at each consolidated statement of financial position date.

Leasing agreements, rentals
Leasing agreements, rentals
Where the Company is the lessee, management is required to make judgments about whether an arrangement contains a lease, the lease term and the appropriate discount rate to calculate the present value of lease payments. If the rate implicit in the lease cannot be readily determined, management uses the incremental borrowing rate, which represents the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
Extension options (or periods after termination options) are only included in the lease term if it is reasonably certain that the lease will be extended (or not terminated) and, as such, included within lease liabilities.
The lease term is reassessed if an option is actually exercised (or not exercised) or the Company becomes obliged to exercise (or not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and is within the lessee’s control, for example, when significant investment in the facility
 is made which has a useful life beyond the current lease term.
In the consolidated statements of cash flows, the cash payments for the principal are classified within cash flows from financing activities. The interest portion of the lease liability is classified within cash flows from operating activities.

Loss per share
Loss per share
Loss per share is calculated by dividing the loss for the period by the weighted average number of ordinary shares outstanding over the course of the period. Loss per share fully diluted is calculated based on the result for the year divided by the average number of shares fully diluted. Dilutive shares are not assumed to have been issued if their effect is anti-dilutive.

Cash flow	Cash flow The consolidated statements of cash flow have been prepared by the indirect method with cash flows classified in operating, investing and financing activities.

Government grants
Government grants
Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, the grant is recognized as a reduction in expense.

Segment reporting
Segment reporting
IDEX manages its operations as a single segment for the purposes of assessing performance and making operating decisions. IDEX operates as one operating segment, fingerprint imaging and recognition technology. IDEX has determined that its chief operating decision maker is its Chief Executive Officer. The Company’s chief operating decision maker reviews the Company’s financial information on an aggregated basis for the purposes of allocating resources and assessing financial performance. The Company’s revenue has historically come from a limited number of customers. During 2020, the top two customers accounted for approximately 81% and 4% of the Company’s revenue, respectively, in 2019, the top two customers accounted for 69% and 10% of revenue, respectively. In 2018, the top three customers accounted for 39%, 36% and 13% of revenue, respectively.

Revenue from contracts with customers by geographical area
IDEX has business operations in four countries. All sales revenues are recorded at IDEX Biometrics ASA, the Norwegian parent company. Sales by geographic region in Note 3 – Revenues from contracts with customers, are based on the country of the entity being billed for products and/or services.
Non-current
operating assets by country

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Non-current operating assets:
Norway	$4,014	$4,256	$4,072
United States	1,313	1,648	1,451
United Kingdom	723	1,025	180
China	118	5	7

Total:	$6,168	$6,934	$5,701

Non-current
operating assets for this purpose consist of property, plant and equipment, right-of-use
assets, goodwill and other intangible assets.